Stockholders? Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	6 Months Ended	12 Months Ended
	Feb. 12, 2018	Sep. 08, 2016	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2019
Common Stock
Common stock, shares issued					14,265,411	10,633,042		14,265,411
Issuance of common stock	3,592,858		3,592,858
Offering costs				$ 2,093	$ 2,091	$ 1,287	$ 3,963
Follow On Offering
Common Stock
Common stock, shares issued	3,142,858
Issuance of common stock	3,142,858		3,592,858
Net proceeds	$ 23,100		$ 23,100
Offering costs	$ 2,100		$ 2,100
Share price (in dollars per share)	$ 7.00		$ 7.00
Overallotment
Common Stock
Issuance of common stock	450,000	27,755	450,000
Share price (in dollars per share)		$ 10.00